Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 308	$ 185